UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

12.31.14

ANNUAL REPORT

ANCORA

FUNDS

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….…….…....…..….1

ANCORA INCOME FUND……….……………………………………………...……….……..5

ANCORA EQUITY FUND…….………………….……………..………………………….…....9

ANCORA/THELEN SMALL MID CAP FUND…………….……………………….…...13

ANCORA MICROCAP FUND…………….………….….……..……………………….…….19

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….26

FINANCIAL REVIEW…..………………………………………...............................….……..31

FUND EXPENSES………………………………..……………………………….….…....…….65

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….…........................67

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholder:

More often we are hearing that economic conditions in the U.S. must be improving since unemployment continues to decline from the highs set several years ago and the stock market keeps moving to new all-time highs. Critics of the improving economy are quick to point out that the jobs being created are of the low wage type and that the statistics which make up the low unemployment numbers do not include individuals who have dropped out of the workforce because suitable work cannot be found. Moreover, hours worked per week continue to decline suggesting that the unemployment numbers may be improving only because a limited amount of real work is being spread out among more workers.

When it comes to the fact that the stock market continues to reach new all-time highs, critics of an improving economy usually attempt to change the debate, fearing that it might morph into an argument that the real beneficiaries are clearly the top few percent of the already wealthy segment of the population. But facts are facts.

In recent years, those supporting the conventional wisdom have often argued that the multiplier effect of deficit spending would not only benefit the most needy, but would likely result in inflation and the declining purchasing power of the dollar. Instead, the majority of those deficits, at least $2 trillion, has ended up in the banking system and has remained there as free reserves. The reason appears to be threefold.

First, the Emergency Economic Stabilization Act of 2008 moved the effective date for the Federal Reserve to pay interest on credit balances from October 1, 2011 to October 1, 2008, thereby providing less incentive for banks to make loans. Second, the Federal Reserve has maintained an artificially low targeted fed funds rate, again creating less incentive to extend credit in general. Finally, tighter regulatory restrictions on credit worthiness have all but excluded most borrowers except the most wealthy. The fact is that those at the very top are not likely to borrow for consumption; instead, they will generally consider borrowing to make investments.

In previous reports we pointed out that corporate earnings have managed to increase largely from restructuring, stock repurchases and refinancing rather than from increasing corporate revenues. These facts appear to coincide with a sluggish economy rather than a robust economy. So while it might be argued that an improving stock market is an indication of improving economic activity, the facts suggest that improving stock prices are primarily the result of low interest rates and the ability to borrow cheap dollars for investment purposes.

Ancora Income Fund

By all measurements, for 2014, the Ancora Income Fund had an exceptional year. The Class I shares produced a total return of 11.64% while the Class C shares advanced 10.92%, against the Barclay’s Aggregate Bond Index which returned 5.95%.

1

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

Results were aided by the Fund’s ability to buy closed-end income funds at steep discounts from asset value and sell them at lesser discounts. Likewise, corporate trust certificates holding bonds and trading as preferred shares oftentimes sell above or below intrinsic value since market prices are determined by retail investors. Again, the Ancora Income Fund was able to take advantage of these market aberrations.

Ancora Equity Fund

Equity prices, as measured by the S&P 500 index advanced 13.69% during 2014, while the Class I shares and the Class C shares of the Ancora Equity Fund returned 7.25% and 6.49% respectively. The fund incorporated more dividend paying securities into the portfolio as a means of potentially enhancing returns. We expect dividend paying securities to become a bigger focus for the fund going forward.

During 2014, shares in companies such as Celgene, Bed Bath and Beyond and Parker Hannifin produced significant upside. Companies related to oil and commodities negatively impacted results. These included Freeport-McMoran, Helmerich and Payne, and Apache.

Ancora/Thelen Small Mid Cap Fund

Following a very strong year in 2013, small and mid-cap stocks continued to appreciate sharply through January of 2014 before the headwind of extended valuations caught up with the market, particularly small cap stocks. Though small cap markets experienced some choppiness, it treaded water for most of the year before rallying strongly in December. As the market turned more risk averse, mid-cap stocks showed a strong rebound after being relative underperformers to small cap for the previous two years. The move away from the smaller capitalization stocks hurt the fund which held a slight overweight position in smaller companies.

In the end, small and mid-cap stocks, as measured by the Russell 2500 Index, increased slightly over 7% for the year. Our strategy, which outperformed the very strong market in 2013, trailed the market slightly in 2014 with the Class I shares returning 6.22% and the Class C shares gained 5.44%.

On the industry front, best performing sectors included Consumer Discretionary, Consumer Staples, and Health Care. Worst performing sectors included Information Technology and Financial Services. The Consumer Discretionary sector was led by Cherokee, Inc., a licensor of apparel brands and New Media Investment Group, Inc., a regional newspaper company which was recently spun out from Newcastle Investment Corp., a real estate investment trust. Both stocks were added to the portfolio in 2014.

Consumer Staple performance was driven primarily by merger and acquisition activity. Hillshire Brands Company, a branded meat and bakery products company, accepted a takeover offer from Tyson Foods at $63 per share after a bidding war with another specialty meat processing company, Pilgrim’s Pride Corporation. Beam, Inc. a premium spirits company, was acquired by Japanese company, Suntory Holdings Limited for $ 83.50 per share in April. A third holding, Whitewave Foods Company, a dairy company specializing in organic and plant based milk products, also advanced more than 50%.

2

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

Healthcare performance was driven by Mallinckrodt, PLC., a global specialty biopharmaceutical and medical imaging company. The Company was spunoff from Covidien, PLC in 2013. Since the spinoff, Mallinckrodt has completed a number of accretive acquisitions of specialty pharmaceutical companies and has reported earnings far exceeding Wall Street’s expectations. We have trimmed our position as the stock price has approached our price target but we still continue to hold a meaningful position.

On the disappointing side was the performance of our Information Technology holdings. The main underperforming stock was Autobytel, Inc., an automotive lead generation provider. The stock declined sharply when they announced a revenue shortfall in the second quarter. We have continued to hold the stock as earnings and cash flow have exceeded our expectations. A second disappointing stock was Knowles Corp., a manufacturer and supplier of micro acoustic products, primarily speakers and microphones, which declined due to production issues with micro speakers, leading to a significant amount of lost sales for the iPhone 6. We sold a large portion of our holdings in Knowles awaiting sustained improvement in production issues.

The relative underperformance of Financial Services was hurt primarily by an underweight position in Real Estate Investment Trusts, which performed surprisingly well as interest rates declined throughout the year. REITs advanced 24% during the year, exceeding the Russell 2500 Index return by 1700 basis points. Our REITS performed well, however, we were underweight this sector as valuation multiples are approaching historic highs.

After a year of underperformance versus large cap stocks, the valuations of small cap stocks are somewhat more attractive on a relative basis. Also, small companies will benefit disproportionately from declining oil prices and are less affected by the recent strength of the U.S. dollars which shrink non-dollar denominated profits. Though valuations are still not cheap by historical standards, the low interest rate environment provides support. If interest rates rise this year as many are predicting, it will be in response to improved domestic economic conditions which has historically also been a positive environment for small cap stocks. Though conditions bear watching, the present environment for small and mid-cap stocks appears generally favorable.

Though we are disappointed with our slight underperformance in 2014, the long-term track record remains very strong. We will continue to apply our time tested process of finding stocks which fit into our defined categories of special situations, underfollowed stocks, and franchise companies when the stocks are temporarily cheap. We continue to find opportunities in all three categories, particularly in corporate spinoffs. The rise in corporate activism is leading to a steady stream of corporate restructuring announcements. This focused strategy has worked well in a variety of economic and market environments.

We are extremely mindful of our responsibility to create value for our shareholders. We are committed to working very hard to earn and retain your trust.

3

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

Ancora Microcap Fund

2014 was a very good year for the fund on both an absolute and relative basis.  For the year the returns were 16.21% and 15.11% for the Class I and Class C shares respectively. This compared favorable to the 3.66% return for the Russell Microcap Index.

Throughout the year, performance was enhanced by the completed buyouts of several of our holdings including Cobra, Medical Action Industries and Zolt as well as the announced acquisitions for Courier, Silicon Image, Penford and LNB Corp.  Furthermore, performance was aided in the second half by significant gains in Digital Ally (a maker of police body cameras) as well as Lakeland Industries whose stock soared due to the Ebola scare as they are one of only two makers of seamless Hazmat suits.  In addition to Digital Ally and Lakeland, other significant contributions to results came from Hawaiian Holdings, Heska and United Insurance.

Of course not all was positive as two sectors, retail and energy, experienced significant declines.  Alco Stores, Body Central and Wet Seal had operating difficulties while all holdings in the energy sector suffered from the precipitous decline in oil prices.

At year end our largest industry weightings, both absolutely and relative to the index are in Technology and Consumer Discretionary, while we are underweighted in Financial Services. We also remain underweighted in Health Care as many of the companies in the Microcap index are small biotech companies with rich valuations and which, no matter how enticing, do not meet our value disciplines.

Ancora Special Opportunity Fund

The Ancora Special Opportunity Fund returned 7.33% for its Class I shares and 6.54% for its Class C shares during 2014 against the Wilshire 5000 Index which returned 12.73%.

The best performers for the year included gold producer Richmond Mines, protective clothing producer Lakeland Industries, and closed-end fund Neuberger Berman Real Estate Income Fund. Among the securities which held back results were StealthGas, Callon Petroleum and Prospect Capital.

Sincerely,

Richard A Barone

Chairman

4

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman Emeritus, Ancora Advisors

_________________________

NET ASSETS:

$25.4 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2014

TOP HOLDINGS: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	7.08%
BlackRock Credit Allocation Income Trust IV	4.58%
MFS Intermediate Income Trust	4.42%
Strategic Global Income Fund, Inc.	4.41%
The GDL Fund Ser A 3/26/18 - 0.0%	4.35%
Wells Fargo Advantage Multi-Sector Income Fund	4.35%
Gabelli Dividend & Income Trust Pfd A - 5.875%	3.86%
MFS Multimarket Income Trust	3.33%
Saratoga Investment Corp. 5/31/20 - 7.50%	3.25%
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	3.22%

SECTOR DIVERSIFICATION: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
Direct Trust Certificates	26.93%
Closed-End Income Funds	24.26%
Closed-End Fund, Senior Securities	10.71%
Traditional Preferred	11.30%
REIT Senior Securities	18.31%
Money Market Securities	7.08%
Other	1.41%

TOTAL RETURNS: DECEMBER 31, 2014 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - C(b)	10.92%	4.57%	6.25%	4.88%
ANCORA INCOME FUND - I(b)	11.64%	5.20%	6.71%	5.23%
BARCLAY’S AGG. INDEX(c)	5.95%	2.66%	4.29%	4.57%

a)	Inception data reflects the annualized return since 1/05/04.
b)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.
c)	The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.
d)	Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

5

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

6

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Corporate Bond Trust Certificates - 26.93%

Direct Trust Certificates - 26.93%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.25%	17,000	$ 436,902
American Finl Group, Inc. Ohio Sr Nt Exp 8/25/42 - 5.75%	10,000	255,500
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	817,600
Capitala Finance Corp. 7.125% - 6/16/21 Pfd	15,000	381,750
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	17,500	448,700
KKR Financial Holdings Pfd Ser A - 7.375%	10,000	266,600
Main Street Capital Corp. - 6.125% 4/1/23 Series	30,060	759,313
Merrill Lynch Preferred D - 7.0%	12,000	306,360
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	752,100
Prospect Capital Corp. - 6.95% Exp 11/15/22	27,000	684,450
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	824,320
Star Buk Carriers Corp. - 8% 11/15/19 Pfd	12,000	224,765
Stanley Black & Decker, Inc. - 5.75% Exp 7/25/52	15,500	391,530
Torchmark Corp. 12/15/52 - 5.875%	11,500	287,500
		6,837,390

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,762,032)		6,837,390

Investment Companies - 34.97%

Closed-End Income Funds - 24.26%
BlackRock Credit Allocation Income Trust IV	90,000	1,162,800
Deutsche Strategic Income Trust	9,639	111,427
MFS Intermediate Income Trust	235,000	1,123,300
MFS Multimarket Income Trust	130,000	845,000
Strategic Global Income Fund, Inc.	132,077	1,120,013
Transamerica Income Shares, Inc.	6,400	129,408
Wells Fargo Advantage Multi-Sector Income Fund	81,000	1,104,030
Western Asset/Claymore Inflation-Linked Opportunity	50,000	565,000
		6,160,978

Closed-End Funds, Senior Securities - 10.71%
Gabelli Dividend & Income Trust Preferred A - 5.875%	38,500	979,555
Gabelli Equity Trust, Inc. Ser D - 5.875% Pfd	15,000	380,514
Gabelli Healthcare - 5.875% Series B Pfd	10,000	255,000
The GDL Fund Series B 3/26/18 - 3.0% (a)	22,000	1,105,498
		2,720,567

TOTAL INVESTMENT COMPANIES (Cost $8,968,475)		8,881,545

* See accompanying notes which are an integral part of the financial statements

7

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Traditional Preferred- 11.3%
Capital One Financial Corp. Series C - 6.25% Pfd	11,000	$ 269,940
Citigroup, Inc. Cum Pfd Ser L - 6.875%	16,000	419,664
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.25%	24,500	619,607
Northern Trust Corp. - 5.85% Series C Pfd	27,000	676,080
Schwab Charles Corp. Pfd Ser B - 6.0%	5,000	128,000
State Street Corp. - 6% 12/31/49 Pfd	30,000	755,400
		2,868,691

TRADITIONAL PREFERRED (Cost $2,823,499)		2,868,691

REIT Senior Securities - 18.31%
American Realty Capital Pptys, Inc. - 6.70% Ser F	15,000	342,749
Apollo Coml Real Estate Pfd Ser A - 8.625%	20,000	522,800
Apollo Invt Corp. Sr Nts 7/15/43 - 6.875%	15,000	375,602
Arbor Realty Trust, Inc. - 8.25% Series A Pfd	5,000	124,950
Chesapeake Lodging Tr Pfd Ser A - 7.75%	10,000	263,000
Colony Financial, Inc. - 7.5% Series B Pfd	12,500	324,699
Digital Realty Trust, Inc. Preferred Series G - 5.88%	12,000	276,240
Pebblebrook Hotel Tr Pfd Ser C - 6.50%	20,000	513,200
Public Storage - 6% series Z Pfd	25,500	644,130
RAIT Financial Trust - 7.125% 8/30/19 Pfd	10,000	243,600
Wells Fargo REIT - 6.375% Series A 12/31/49 Pfd	27,000	684,450
Summit Hotel Properties, Inc. Pfd Ser A - 9.25%	4,000	111,760
Wheeler Real Estate Invt Tr - 9% Series B Pfd	10,000	222,500
		4,649,680

REIT SENIOR SECURITIES (Cost $4,401,265)		4,649,680

Money Market Funds - 7.08%
First American Funds Government Obligation Class Y 0.01% (a)	1,796,958	1,796,958
		1,796,958

TOTAL MONEY MARKET FUNDS (Cost $1,796,958)		1,796,958

TOTAL INVESTMENTS (Cost $24,752,229) 98.59%		25,034,264

Other Assets In Excess of Liabilities - 1.41%		357,451

TOTAL NET ASSETS - 100.00%		$25,391,715

* See accompanying notes which are an integral part of the financial statements.

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2014.

8

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman Emeritus, Ancora Advisors

_________________________

NET ASSETS:

$8.8 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS I – ANQIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2014

TOP HOLDINGS: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
Boulder Total Return Fund, Inc.	7.91%
Tri Continental Corp.	7.32%
Celgene Corp.	6.38%
EMC Corp. Massachusetts	5.09%
FMC Corp.	4.55%
Ameriprise Financial, Inc.	4.52%
Parker Hannifin Corp	4.41%
Metlife, Inc.	4.32%
AbbVie, Inc.	3.73%
JP Morgan Chase & Co.	3.57%

SECTOR DIVERSIFICATION: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
Financials	18.96%
Investment Companies	18.35%
Health Care	17.31%
Information Technology	10.83%
Industrials	9.41%
Energy	8.74%
Materials	7.21%
Consumer Discretionary	5.36%
Telecommunication Services	2.67%
Money Market	1.04%
Other	0.12%

TOTAL RETURNS: DECEMBER 31, 2014 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP (a)
ANCORA EQUITY FUND - C(b)	6.49%	16.57%	10.21%	6.03%
ANCORA EQUITY FUND - I(b)	7.25%	17.33%	10.84%	6.58%
S&P 500 INDEX(c)	13.69%	20.41%	15.46%	8.00%

a)	Inception data reflects the annualized return since 1/05/04.
b)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.
c)	The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.
d)	Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

9

ANCORA EQUITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

10

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 80.49%

Auto Components - 2.75%
Johnson Controls, Inc.	5,000	$ 241,700
		241,700
Biotechnology - 6.38%
Celgene Corp. (a)	5,000	559,300
		559,300
Capital Markets - 7.84%
Ameriprise Financial, Inc.	3,000	396,750
Bank of New York Mellon Corp.	3,000	121,710
The Blackstone Group L.P.	5,000	169,150
		687,610
Chemicals - 4.55%
FMC Corp.	7,000	399,210
		399,210
Communications Equipment - 2.54%
Qualcomm, Inc.	3,000	222,990
		222,990
Computers & Peripherals - 5.09%
EMC Corp. Massachusetts	15,000	446,100
		446,100
Consumer Finance - 3.23%
Ally Financial, Inc. (a)	12,000	283,440
		283,440
Diversified Financial Services - 3.57%
JP Morgan Chase & Co.	5,000	312,900
		312,900
Diversified Telecommunications Services - 2.67%
Verizon Communications, Inc.	5,000	233,900
		233,900
Energy Equipment & Services - 3.24%
Cameron International Corp. (a)	3,000	149,850
Helmerich & Payne, Inc.	2,000	134,840
		284,690
Health Care Equipment & Supplies - 2.57%
Abbott Labratories	5,000	225,100
		225,100
Industrial Conglomerates - 3.46%
General Electric Co	12,000	303,240
		303,240
Insurance - 4.32%
Metlife, Inc.	7,000	378,630
		378,630

* See accompanying notes which are an integral part of the financial statements.

11

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Internet Software & Services - 3.2%
Ebay, Inc. (a)	5,000	$ 280,600
		280,600
Life Sciences Tools & Services - 2.86%
Thermo Fisher Scientific, Inc.	2,000	250,580
		250,580
Machinery - 5.96%
AGCO Corp.	3,000	135,600
Parker Hannifin Corp.	3,000	386,850
		522,450
Metals & Mining - 2.66%
Freeport-McMoRan Copper & Gold, Inc.	10,000	233,600
		233,600
Oil, Gas & Consumable Fuels - 5.49%
Apache Corp.	4,000	250,680
Exxon Mobil Corp.	2,500	231,125
		481,805
Pharmaceuticals - 5.51%
AbbVie, Inc.	5,000	327,200
Pfizer, Inc.	5,000	155,750
		482,950
Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	3,000	228,510
		228,510

TOTAL COMMON STOCKS (Cost $4,862,909)		7,059,305

Investment Companies - 18.35%
Adams Express Co.	20,000	273,600
Boulder Total Return Fund, Inc.	25,000	693,750
Tri Continental Corp.	30,000	642,300
		1,609,650

TOTAL INVESTMENT COMPANIES (Cost $916,175)		1,609,650

Money Market Funds - 1.04%
First American Funds Government Obligation Class Y 0.01% (b)	91,211	91,211
		91,211

TOTAL MONEY MARKET FUNDS (Cost $91,211)		91,211

TOTAL INVESTMENTS (Cost $5,870,295) 99.88%		8,760,166

Other Assets In Excess of Liabilities - 0.12%		10,655

TOTAL NET ASSETS - 100.00%		$ 8,770,821

* See accompanying notes which are an integral part of the financial statements.

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2014.

12

ANCORA /THELEN SMALL-MID CAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small/Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$55.6 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

CLASS C – AATCX

CLASS I – AATIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2014

TOP HOLDINGS: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
United Online, Inc.	3.64%
New Media Investment Group, Inc.	3.63%
SpartanNash Co.	3.45%
Tribune Publishing Co.	3.45%
Ally Financial, Inc.	3.40%
Time, Inc.	3.18%
Cherokee, Inc.	2.98%
TFS Financial Corp.	2.84%
Liberty Ventures	2.41%
Tribune Media Co. Class A	2.36%

SECTOR DIVERSIFICATION: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
Consumer Discretionary	41.54%
Financials	17.58%
Information Technology	11.24%
Industrials	8.43%
Consumer Staples	7.02%
Health Care	5.47%
Utilities	3.56%
Materials	2.82%
Telecommunication Services	1.68%
Energy	1.10%
Other	-0.44%

TOTAL RETURNS: DECEMBER 31, 2014 (d)
	ONE MONTH	THREE MONTHS	YTD 2014	ONE YEAR	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND - C(b)	2.31%	7.58%	0.81%	5.44%	18.42%
ANCORA/THELEN SMALL-MID CAP FUND - I(b)	2.41%	7.77%	1.16%	6.22%	19.39%
RUSSELL 2500 INDEX(c)	1.36%	6.77%	1.06%	7.06%	19.57%

a)	Inception data reflects the total return since 01/02/13.
b)	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
c)	The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.
d)	Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

13

ANCORA /THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through December 31, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

14

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 100.44%

Aerospace & Defense - 2.17%
Exelis, Inc.	45,060	$ 789,902
Vectrus, Inc. (a)	15,238	417,521
		1,207,423
Building Products - 2.15%
Allegion PLC	21,540	1,194,608
		1,194,608
Capital Markets - 1.74%
Ashford, Inc. (a)	4,426	416,044
JMP Group, Inc.	72,139	549,699
		965,743
Chemicals - 2.12%
Rayonier Advanced Materials, Inc.	8,803	196,307
The Scotts Miracle-Gro Co.	8,760	545,923
Zep, Inc.	28,716	435,047
		1,177,277
Commercial Banks - 0.85%
Farmers National Banc Corp. (b)	56,757	473,921
		473,921
Communications Equipment - 1.09%
Polycom, Inc. (a)	45,060	608,310
		608,310
Consumer Finance - 3.4%
Ally Financial, Inc. (a)	80,100	1,891,962
		1,891,962
Diversified Consumer Services - 1.6%
Ascent Capital Group, Inc. (a)	9,870	522,419
Collectors Universe, Inc.	17,585	366,823
		889,242
Diversified Financial Services - 2.01%
Voya Financial, Inc.	26,400	1,118,832
		1,118,832
Diversified Telecommunications - 1.68%
Cincinnati Bell, Inc. (a)	292,790	934,000
		934,000
Electronic Equipment, Instruments - 1.17%
Knowles Corp. (a)	27,569	649,250
		649,250
Food & Staples Retailing - 3.45%
SpartanNash, Inc.	73,370	1,917,892
		1,917,892

* See accompanying notes which are an integral part of the financial statements.

15

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Food Products - 3.57%
Post Holdings, Inc. (a)	26,892	$ 1,126,506
Whitewave Foods Co. Class A (a)	24,459	855,820
		1,982,326
Gas Utilities - 3.56%
ONE Gas, Inc.	27,490	1,133,138
South Jersey Industries, Inc.	14,360	846,235
		1,979,373
Health Care Equipment & Supplies - 2.78%
Halyard Health, Inc. (a)	19,470	885,301
Utah Medical Products, Inc.	11,004	660,790
		1,546,091
Health Care Providers & Services - 1.54%
Corvel Corp. (a)	23,042	857,623
		857,623
Hotels, Restaurants & Leisure - 2.89%
Darden Restaurants, Inc.	16,860	988,501
Krispy Kreme Doughnuts, Inc. (a)	20,330	401,416
Tropicana Entertainment, Inc. (a)	12,850	216,523
		1,606,440
Household Durables - 1.09%
TRI Pointe Homes, Inc. (a)	39,940	609,085
		609,085
IT Services - 3.54%
Blackhawk Network Holdings, Inc. Class A (a)	20,997	814,683
Lionbridge Technologies, Inc. (a)	58,540	336,605
Science Applications International Corp.	16,450	814,769
		1,966,057
Internet & Catalog Retail - 8.77%
FTD Companies, Inc. (a)	30,248	1,053,234
Lands' End, Inc. (a)	12,560	677,738
Liberty Interactive Corp. - Class A (a)	41,480	1,220,342
Liberty TripAdivsor Holdings, Inc. Class A (a)	7,190	193,411
Liberty Ventures (a)	35,530	1,340,192
TripAdvisor, Inc. (a)	5,200	388,232
		4,873,149
Internet Software & Services - 4.92%
Autobytel, Inc. (a) (b)	65,009	708,598
United Online, Inc. (a)	139,137	2,024,443
		2,733,041
Leisure Equipment & Products - 1.04%
Nautilus, Inc. (a)	38,025	577,220
		577,220

* See accompanying notes which are an integral part of the financial statements.

16

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Machinery - 2.44%
Hyster-Yale Materials Handling, Inc.	12,187	$ 892,089
Timken Co.	10,880	464,358
		1,356,447
Media - 21.8%
AMC Networks, Inc. Class A (a)	8,535	544,278
Crown Media Holdings, Inc. (a)	23,968	84,847
Dex Media, Inc. (a)	34,466	309,160
John Wiley & Sons, Inc. Class A	11,962	708,629
Lamar Advertising Co. Class A	10,210	547,664
Lee Enterprises, Inc. (a)	179,390	660,155
Liberty Broadband - Class A (a)	935	46,834
Liberty Broadband - Class C (a)	11,490	572,432
Liberty Media Corp. (a)	3,740	131,910
Liberty Media Corp. - Class C (a)	16,480	577,294
New Media Investment Group, Inc.	85,540	2,020,455
Starz - Liberty Capital Class A (a)	30,890	917,433
Time, Inc.	71,890	1,769,213
Tribune Media Co. - Class A (a)	21,960	1,312,549
Tribune Publishing Co.	83,746	1,917,783
		12,120,636
Metals & Mining- 0.71%
TimkenSteel Corp.	10,620	393,259
		393,259
Multiline Retail - 0.72%
Tuesday Morning Corp. (a)	18,461	400,604
		400,604
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. (a)	45,820	252,469
QEP Resources, Inc.	17,720	358,298
		610,767
Pharmaceuticals - 1.15%
Mallinckrodt PLC (a)	6,440	637,753
		637,753
Real Estate Investment Trusts - 4.83%
Ashford Hospitality Trust, Inc.	95,408	999,875
Cyrusone, Inc.	22,390	616,845
New Senior Investment Group, Inc.	31,335	515,461
Newcastle Investment Corp.	20,245	91,103
Rouse Properties, Inc.	25,025	463,463
		2,686,747
Real Estate Management & Development - 0.92%
Alexander & Baldwin, Inc.	12,994	510,144
		510,144

* See accompanying notes which are an integral part of the financial statements.

17

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Services - 1.67%
ADT Corp.	25,580	$ 926,763
		926,763
Specialty Retail - 1.63%
CST Brands, Inc.	20,750	904,908
		904,908
Technology Harware, Storage & Peripheral - 0.52%
NCR Corp. (a)	9,980	290,817
		290,817
Textiles, Apparel & Luxury Goods - 2.98%
Cherokee, Inc.	85,669	1,658,552
		1,658,552
Thrifts & Mortgage Finance - 2.84%
TFS Financial Corp.	106,130	1,579,745
		1,579,745

TOTAL COMMON STOCKS (Cost $46,594,898)		55,836,007

TOTAL INVESTMENTS (Cost $46,594,898) 100.44%		55,836,007

Liabilities In Excess of Other Assets - (0.44)%		(246,544)

TOTAL NET ASSETS - 100.00%		$55,589,463

* See accompanying notes which are an integral part of the financial statements.

(a) Non-Income producing.

(b) The Fund owns more than 5% of the outstanding voting shares of the company.

18

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$14.5 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2014

TOP HOLDINGS: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	9.05%
Heska Corp.	2.81%
Digirad Corp.	2.28%
Albany Molecular Research, Inc.	2.24%
Hawaiian Holdings, Inc.	2.15%
RealNetworks, Inc.	2.06%
Sanfilippo John B & Son, Inc.	2.05%
Harris & Harris Group, Inc.	2.03%
Axcelis Technologies, Inc.	2.03%
MVC Capital, Inc.	2.00%

SECTOR DIVERSIFICATION: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
Information Technology	24.10%
Consumer Discretionary	17.97%
Health Care	13.32%
Financials	13.29%
Industrials	11.75%
Money Market	9.05%
Consumer Staples	3.95%
Energy	2.81%
Materials	2.20%
Telecommunication Services	1.21%
Other	0.35%

TOTAL RETURNS: DECEMBER 31, 2014 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - C(b)	15.11%	21.09%	15.76%	11.77%
ANCORA MICROCAP FUND - I(b)	16.21%	22.09%	16.37%	12.35%
RUSSELL MICROCAP INDEX(c)	3.66%	21.81%	16.15%	9.62%

a)	Inception data reflects the annualized return since 09/02/08.
b)	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
c)	The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.
d)	Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

19

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through December 31, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

20

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 90.6%

Airlines - 2.15%
Hawaiian Holdings, Inc. Com (a)	12,000	$ 312,600
		312,600
Auto Components - 1.06%
Fuel Systems Solutions, Inc. (a)	14,000	153,160
		153,160
Capital Markets - 5.5%
Calamos Asset Management, Inc. Class A	16,000	213,120
Harris & Harris Group, Inc. (a)	100,042	295,124
MVC Capital, Inc.	29,500	289,985
		798,229
Chemicals - 3.71%
Landec Corp. (a)	20,000	276,200
Penford Corp. (a)	14,000	261,660
		537,860
Commercial Banks - 2.17%
Boston Private Financial Holdings, Inc.	10,000	134,700
LNB Bancorp (e)	10,000	180,300
		315,000
Commercial Services & Supplies - 3.15%
Courier Corp.	10,000	149,200
Kimball International, Inc. Class B	15,000	136,800
Perma-Fix Environmental Services, Inc. (a)	39,457	171,638
		457,638
Communications Equipment - 1.58%
Aviat Networks, Inc. (a)	107,500	161,250
Oclaro, Inc. (a)	18,000	32,040
Procera Networks, Inc. (a)	5,000	35,950
		229,240
Computers & Peripherals - 2.51%
Imation Corp. (a)	72,090	273,221
Silicon Graphics International Corp. (a)	8,000	91,040
		364,261
Construction & Engineering - 1.62%
Layne Christensen Company (a)	13,000	124,020
Sterling Construction Co., Inc. (a)	17,500	111,825
		235,845
Distributors - 1.15%
VOXX International Corp. Class A (a)	19,096	167,281
		167,281
Diversified Consumer Services - 0.66%
Lincoln Educational Services Corp.	34,000	95,200
		95,200

* See accompanying notes which are an integral part of the financial statements.

21

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Diversified Telecommunications - 1.21%
Alaska Communications Systems Group, Inc. (a)	97,981	$ 175,386
		175,386
Electrical Equipment - 0.47%
LSI Industries, Inc.	10,000	67,900
		67,900
Electronic Equipment, Instruments & Components - 2.53%
Kimball Electronics, Inc. (a)	11,250	135,225
Multi-Fineline Electronix, Inc. (a)	15,351	172,392
Richardson Electronics Ltd.	6,000	60,000
		367,617
Electronic Equipment, Instruments - 6.46%
Deswell Industries, Inc.	22,500	40,500
Electro Scientific Industries, Inc.	25,500	197,880
Frequency Electronics, Inc. (a)	9,100	104,013
Iteris, Inc. (a)	74,128	127,115
Mace Security International, Inc. (a)(d)(f)	150,000	57,000
Maxwell Technologies, Inc. (a)	16,000	145,920
Perceptron, Inc.	12,000	119,400
Planar Systems, Inc. (a)	8,000	66,960
Vicon Industries, Inc.	42,598	78,380
		937,168
Energy Equipment & Services - 0.76%
Dawson Geophysical Co.	9,000	110,070
		110,070
Food Products - 2.05%
John B Sanfilippo & Son, Inc.	6,549	297,980
		297,980
Health Care Equipment & Supplies - 5.88%
Cryolife, Inc.	13,047	147,823
Digirad Corp.	75,892	330,889
Invacare Corp.	10,000	167,600
RTI Biologics, Inc. Com (a)	40,000	208,000
		854,312
Health Care Providers & Services - 2.38%
Cross Country Healthcare, Inc. (a)	22,000	274,560
PDI, Inc. (a)	40,000	71,600
		346,160
Hotels, Restaurants & Leisure - 1.39%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	8,300
Luby's, Inc. (a)	28,183	129,078
Ruby Tuesday, Inc. (a)	9,500	64,980
		202,358

* See accompanying notes which are an integral part of the financial statements.

22

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Household Durables - 4.39%
Emerson Radio Corp.	109,022	$ 114,472
Hooker Furniture Corp.	5,000	85,850
Koss Corp.	4,700	8,225
Natuzzi SpA ADR (a)(c)	92,854	143,924
Stanley Funiture Co., Inc. (a)	66,632	182,572
ZAGG, Inc. (a)	15,000	101,850
		636,893
Insurance - 4.62%
Meadowbrook Insurance Group, Inc.	31,000	262,260
State Auto Financial Corp.	7,500	166,650
United Insurance Holdings Corp.	11,000	241,450
		670,360
Internet Software & Services - 2.98%
Liquidity Services, Inc. (a)	5,000	40,850
Monster Worldwide, Inc. (a)	20,000	92,400
Realnetworks, Inc. (a)	42,500	299,200
		432,450
Leisure Equipment & Products - 3.75%
Callaway Golf Co.	37,500	288,750
Jakks Pacific, Inc.	37,500	255,000
		543,750
Leisure Products - 1.3%
LeapFrog Enterprises, Inc. (a)	40,000	188,800
		188,800
Life Sciences Tools & Services - 2.24%
Albany Molecular Research, Inc. (a)	20,000	325,600
		325,600
Machinery - 1.21%
FreightCar America, Inc.	4,000	105,240
Tecumseh Products Co. (a)	22,725	70,220
		175,460
Marine - 0.26%
Euroseas, Ltd. (a)	50,000	37,994
		37,994
Media- 0.47%
Ballantyne Strong, Inc. (a)	16,468	68,178
		68,178
Metals & Mining- 0.4%
Endeavour Silver Corp. (a)	27,000	58,320
		58,320

* See accompanying notes which are an integral part of the financial statements.

23

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Oil, Gas & Consumable Fuels - 2.05%
Goodrich Petroleum Corp. (a)	18,000	$ 79,920
Vaalco Energy, Inc. (a)	30,000	136,800
Warren Resources, Inc. (a)	50,000	80,500
		297,220
Pharmaceuticals - 2.81%
Heska Corp. (a)	22,470	407,380
		407,380
Professional Services - 1.67%
Heidrick & Struggles Intl, Inc.	9,000	207,450
RCM Technologies, Inc.	5,080	35,560
		243,010
Semiconductors & Semiconductor Equipment - 6.65%
Amtech Systems, Inc. (a)	13,360	136,272
Axcelis Technologies, Inc. (a)	115,000	294,400
AXT, Inc. (a)	73,950	207,060
BTU International, Inc. (a)	28,170	91,440
Kopin Corp. (a)	15,000	54,300
Rubicon Technology, Inc. (a)	15,000	68,550
Silicon Image, Inc. (a)	13,500	74,520
Trio Tech International (a)	13,322	38,767
		965,309
Software - 1.4%
Telenav, Inc. (a)	30,507	203,482
		203,482
Specialty Retail - 1.88%
HHGregg, Inc. (a)	9,519	72,058
Sears Hometown and Outlet Stores, Inc. (a)	15,000	197,250
Wet Seal, Inc. Class A (a)	55,000	3,570
		272,878
Textiles, Apparel & Luxury Goods - 1.93%
Lakeland Industries, Inc. (a)	29,950	280,632
		280,632
Thrifts & Mortgage Finance - 1%
Trustco Bank Corp.	20,000	145,200
		145,200
Trading Companies & Distributors - 1.2%
Lawson Products, Inc. (a)	6,540	174,749
		174,749

TOTAL COMMON STOCKS (Cost $10,535,381)		13,152,930

* See accompanying notes which are an integral part of the financial statements.

24

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Money Market Funds - 9.05%
First American Funds Government Obligation Class Y 0.01% (b)	1,313,607	$ 1,313,607
		1,313,607

TOTAL MONEY MARKET FUNDS (Cost $1,313,607)		1,313,607

TOTAL INVESTMENTS (Cost $11,848,988) 99.65%		14,466,537

Other Assets In Excess of Liabilities - 0.35%		51,382

TOTAL NET ASSETS - 100.00%		$ 14,517,919

* See accompanying notes which are an integral part of the financial statements.

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2014.

(c) ADR - American Depository Receipt

(d) The Ancora Trust Chairman serves on the Board of Directors of this company.

(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

25

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman Emeritus, Ancora Advisors

_________________________

NET ASSETS:

$10.1 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2014

TOP HOLDINGS: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
Mace Security International, Inc.	9.36%
Citigroup, Inc.	5.33%
MFS Intermediate Income Trust	5.18%
Gabelli Global Deal Fund	5.04%
Boulder Growth & Income Fund, Inc.	4.46%
Leucadia National Corp.	4.42%
Special Opportunities Fund, Inc.	4.17%
Prospect Capital Corp.	4.07%
Safeguard Scientifics, Inc.	3.91%
Firsthand Technology Value Fund, Inc.	3.68%

SECTOR DIVERSIFICATION: DECEMBER 31, 2014 (d)
NAME	% OF NET ASSETS
Financials	29.18%
Investment Company	27.07%
Information Technology	11.10%
Industrials	8.86%
Energy	8.38%
Materials	6.00%
Consumer Discretionary	4.77%
Consumer Staples	2.44%
Direct Trust Certificates	2.21%
Health Care	1.26%
Other	-1.27%

TOTAL RETURNS: DECEMBER 31, 2014 (d)
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPPORTUNITY FUND - C(b)	6.54%	18.64%	10.15%	6.13%
ANCORA SPECIAL OPPORTUNITY FUND - I(b)	7.33%	19.46%	10.87%	6.71%
WILSHIRE 5000 INDEX(c)	12.73%	20.88%	15.89%	8.37%

a)	Inception data reflects the annualized return since 01/05/04.
b)	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
c)	The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.
d)	Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

26

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

27

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 68.31%

Banks - 1.11%
Investors Bancorp, Inc.	10,000	$ 112,250
		112,250
Capital Markets - 13.48%
MVC Capital, Inc.	30,000	294,900
Prospect Capital Corp.	50,000	413,000
Safeguard Scientifics, Inc. (a)	20,000	396,400
TICC Capital Corp.	35,000	263,550
		1,367,850
Chemicals - 2.09%
OMNOVA Solutions, Inc. (a)	5,000	40,700
FMC Corp.	3,000	171,090
		211,790
Consumer Finance - 1.16%
Ally Financial, Inc. (a)	5,000	118,100
		118,100

Diversified Financial Services - 9.75%
Citigroup, Inc.	10,000	541,100
Leucadia National Corp.	20,000	448,400
		989,500
Electrical Equipment - 8.86%
Active Power, Inc. (a)	20,000	36,800
Babcock & Wilcox Co.	12,000	363,600
Capstone Turbine Corp. (a)	170,000	125,681
Generac Holdings, Inc. (a)	3,000	140,280
PowerSecure International, Inc. (a)	20,000	233,000
		899,361
Electronic Equipment, Instruments - 9.36%
Mace Security International, Inc. (a)(c)(d)	2,500,000	950,000
		950,000
Energy Equipment & Services - 1.13%
Weatherford International Ltd. (a)	10,000	114,500
		114,500
Health Care Technology - 1.26%
Allscripts Healthcare Solutions, Inc. (a)	10,000	127,700
		127,700
Hotels, Restaurants & Leisure - 1.7%
Nevada Gold & Casinos, Inc. (a)	138,000	172,500
		172,500
Household Durables - 0.31%
Natuzzi SpA ADR (a) (b)	20,000	31,000
		31,000

* See accompanying notes which are an integral part of the financial statements.

28

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Metals & Mining - 3.91%
IAMGOLD Corp. (a)	30,000	$ 81,000
Richmont Mines, Inc. (a)	100,000	316,000
		397,000
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-
Oil, Gas & Consumable Fuels - 7.25%
Callon Petroleum Co. (a)	50,000	272,500
StealthGas, Inc. (a)	30,000	189,300
Warren Resources, Inc. (a)	170,000	273,700
		735,500
Personal Products - 2.44%
Stephan Co. (a)(c)	160,000	248,000
		248,000
Technology Hardware, Storage & Peripherals - 1.73%
Quantum Corp. (a)	100,000	176,000
		176,000
Textiles, Apparel & Luxury Goods - 2.77%
Lakeland Industries, Inc. (a)	30,000	281,100
		281,100

TOTAL COMMON STOCKS (Cost $6,304,975)		6,932,151

Direct Trust Certificates- 4.88%
Saratoga Investment Corp. 7.50%	10,500	270,480
Star Buk Carriers Corp. 8% 11/15/19 Pfd (a)	12,000	224,765
		495,245

DIRECT TRUST CERTIFICATES (Cost $485,621)		495,245

Investment Companies - 28.08%
BlackRock Enhanced Equity Dividend Trust	23,811	193,345
Boulder Growth & Income Fund, Inc.	50,000	452,500
Firsthand Technology Value Fund, Inc.	20,000	373,000
Gabelli Global Deal Fund	50,000	511,500
MFS Intermediate Income Trust	110,000	525,800
Neuberger Berman Real Estate Secs Income Fund	70,000	370,300
Special Opportunities Fund, Inc.	27,500	422,675
		2,849,120

TOTAL INVESTMENT COMPANIES (Cost $2,620,776)		2,849,120

* See accompanying notes which are an integral part of the financial statements.

29

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value

TOTAL INVESTMENTS (Cost $9,411,371) 101.27%		$ 10,276,516

Liabilities In Excess of Other Assets - (1.27)%		(129,230)

TOTAL NET ASSETS - 100.00%		$ 10,147,286

* See accompanying notes which are an integral part of the financial statements.

(a) Non-Income producing.

(b) ADR - American Depository Receipt

(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.

(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.

30

FINANCIAL REVIEW

AUDITOR’S OPINION

To the Shareholders and Board of Trustees of

Ancora Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ancora Trust comprising Ancora Income Fund, Ancora Equity Fund, Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund, and Ancora Special Opportunity Fund(the “Funds”),as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods indicated in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Ancora Trust as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and their financial highlights for the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

March 2, 2015

31

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2014

	Ancora Income Fund	Ancora Equity Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Assets
Investments in securities:
At Cost	$24,752,229	$ 5,870,295	$ 45,348,706	$11,745,609	$ 8,266,868
At Fair Value	$25,034,264	$ 8,760,166	$ 54,653,488	$14,229,237	$ 9,078,516

Investments in Affiliated Securities:
At Cost	$ -	$ -	$ 1,246,192	$ 103,379	$ 1,144,503
At Fair Value	$ -	$ -	$ 1,182,519	$ 237,300	$ 1,198,000

Cash	-	-	-	500	-
Dividends and interest receivable	123,043	7,434	35,209	6,477	56,492
Receivable for investments sold	238,885	-	-	54,152	655,694
Shareholder subscription receivable	142,663	32,937	5,407	60,851	96,682
Prepaid expenses	1,656	728	3,671	1,520	681
Total assets	25,540,511	8,801,265	55,880,294	14,590,037	11,086,065

Liabilities
Payable to custodian - overdraft payable	-	-	207,393	-	685,754
Payable for investments purchased	101,087	-	-	40,227	219,491
Shareholder redemptions payable	1,500	-	11,275	-	-
Payable to advisor	19,598	7,610	46,508	10,689	9,556
12b-1 fees payable	5,541	5,094	1,671	2,614	5,723
Administration fees payable	2,117	761	4,651	1,129	956
Trustee fees payable	786	200	1,302	355	353
Accrued expenses	18,167	16,779	18,031	17,104	16,946
Total liabilities	148,796	30,444	290,831	72,118	938,779

Net Assets: (unlimited number of shares authorized, no par value)	$25,391,715	$ 8,770,821	$ 55,589,463	$14,517,919	$10,147,286

Net Assets consist of:
Paid in capital	25,172,846	5,705,844	46,206,779	11,489,273	9,039,710
Accumulated undistributed net investment income	-	-	60,636	-	-
Accumulated net realized gain (loss) on:
Investment securities	(63,166)	175,106	80,939	411,097	242,431
Net unrealized appreciation on:
Investment securities	282,035	2,889,871	9,241,109	2,617,549	865,145

Net Assets	$25,391,715	$ 8,770,821	$ 55,589,463	$14,517,919	$10,147,286

* See accompanying notes which are an integral part of the financial statements.

32

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2014 (CONTINUED)

	Ancora Income Fund	Ancora Equity Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Class C:

Net assets applicable to Class C shares	$13,817,346	$6,666,115	$ 1,150,353	$ 877,592	$ 6,921,109

Shares outstanding (unlimited number of shares authorized, no par value)	1,650,278	482,253	86,508	65,421	1,145,788

Net asset value, offering price, and redemption price per share	$ 8.37	$ 13.82	$ 13.30	$ 13.41	$ 6.04

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.20	$ 13.54	$ 13.03	$ 13.14	$ 5.92

Class I:

Net assets applicable to Class I shares	$11,574,369	$2,104,706	$ 54,439,110	$13,640,327	$ 3,226,177

Shares outstanding (unlimited number of shares authorized, no par value)	1,371,973	144,307	4,054,249	964,050	497,879

Net asset value, offering price, and	$ 8.44	$ 14.58	$ 13.43	$ 14.15	$ 6.48
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.27	$ 14.29	$ 13.16	$ 13.87	$ 6.35

* See accompanying notes which are an integral part of the financial statements.

(a)The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

33

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the year ended December 31, 2014

	Ancora Income Fund	Ancora Equity Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Investment Income
Dividend income (foreign withholding tax - Equity Fund $200, Special Opportunity Fund $390)	$1,289,605	$ 163,315	$ 1,201,525	$ 166,916	$ 185,458
Dividend income from Affiliates	-	-	6,811	600	-
Interest income	96	20	59	45	90
Total Income	1,289,701	163,335	1,208,395	167,561	185,548

Expenses
Investment advisor fee	249,088	94,152	505,174	124,099	111,639
12b-1 fees
Class C	67,315	54,116	8,697	6,170	56,521
Fund accounting expenses	31,637	25,217	33,895	27,480	27,481
Transfer agent expenses	11,144	8,292	12,132	9,299	9,301
Legal expenses	11,777	11,894	12,194	11,902	11,504
Administration expenses	24,909	9,416	50,517	12,410	11,164
Insurance expenses	2,880	1,629	4,441	1,785	1,698
Custodian expenses	8,479	3,037	8,746	4,677	5,550
Auditing expenses	12,884	12,927	12,945	12,903	12,907
Printing expenses	896	584	1,264	692	604
Trustees expenses	3,386	1,250	6,169	1,779	1,827
Miscellaneous expenses	2,561	2,367	8,119	2,666	2,399
Registration expenses	3,153	2,464	13,386	3,041	1,828
Total Expenses	430,109	227,345	677,679	218,903	254,423
Waived Fees	(19,780)	-	-	(13,022)	-
Net Operating Expenses	410,329	227,345	677,679	205,881	254,423

Net Investment Income (Loss)	879,372	(64,010)	530,716	(38,320)	(68,875)

Net Realized & Unrealized Gains (Loss)
Net realized gain on investment securities	395,711	1,478,092	2,285,760	1,609,392	1,162,646
Net realized gain (loss) on affiliated investment securities	-	-	(387,369)	505,344	507,717
Capital gain distributions from investment companies	177,660	34,701	-	-	244,607
Change in unrealized appreciation (depreciation) on investment securities	1,129,566	(861,733)	798,793	(151,117)	(1,115,061)
Net realized and unrealized gain on investment securities	1,702,937	651,060	2,697,184	1,963,619	799,909
Net increase in net assets resulting from operations	$2,582,309	$ 587,050	$ 3,227,900	$1,925,299	$ 731,034

* See accompanying notes which are an integral part of the financial statements.

34

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 879,372	$ 789,371
Net realized gain on investment securities	395,711	138,150
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	177,660	32,123
Change in net unrealized appreciation (depreciation)	1,129,566	(1,754,833)
Net increase (decrease) in net assets resulting from operations	2,582,309	(795,189)

Distributions
From net investment income, Class C	(786,350)	(542,852)
From net investment income, Class I	(707,983)	(431,256)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	(43,943)	-
From long-term capital gains, Class I	(37,366)	-
From return of capital, Class C	(91,421)	(400,955)
From return of capital, Class I	(77,740)	(318,530)
Total distributions	(1,744,803)	(1,693,593)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,909,836	1,774,545
Shares issued in reinvestment of dividends	293,971	324,695
Shares redeemed	(1,431,732)	(2,375,404)
	772,075	(276,164)
Capital Share Transactions - Class I
Proceeds from sale of shares	2,157,877	3,330,187
Shares issued in reinvestment of dividends	579,566	583,729
Shares redeemed	(1,238,079)	(2,327,456)
	1,499,364	1,586,460
Net increase in net assets resulting
from capital share transactions	2,271,439	1,310,296

Total increase (decrease) in net assets	3,108,945	(1,178,486)

Net Assets
Beginning of year	$ 22,282,770	$ 23,461,256
End of year	$ 25,391,715	$ 22,282,770
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	226,044	199,901
Shares issued in reinvestment of distributions	34,771	38,022
Shares repurchased	(169,234)	(272,513)
Net increase (decrease) from capital share transactions	91,581	(34,590)

Capital Share Transactions - I Shares
Shares sold	256,031	381,191
Shares issued in reinvestment of distributions	68,131	68,132
Shares repurchased	(144,818)	(276,710)
Net increase from capital share transactions	179,344	172,613

* See accompanying notes which are an integral part of the financial statements.

35

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Equity Fund

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (64,010)	$ (49,230)
Net realized gain on investment securities	1,478,092	882,096
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	34,701	2,026
Change in net unrealized appreciation (depreciation)	(861,733)	1,932,558
Net increase in net assets resulting from operations	587,050	2,767,450

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	(471,417)	-
From long-term capital gains, Class I	(136,257)	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(607,674)	-

Capital Share Transactions - Class C
Proceeds from sale of shares	197,525	360,131
Shares issued in reinvestment of dividends	173,718	-
Shares redeemed	(1,622,560)	(1,180,525)
	(1,251,317)	(820,394)
Capital Share Transactions - Class I
Proceeds from sale of shares	57,446	191,449
Shares issued in reinvestment of dividends	99,588	-
Shares redeemed	(258,475)	(1,197,160)
	(101,441)	(1,005,711)
Net decrease in net assets resulting
from capital share transactions	(1,352,758)	(1,826,105)

Total increase (decrease) in net assets	(1,373,382)	941,345

Net Assets
Beginning of year	$ 10,144,203	$ 9,202,858
End of year	$ 8,770,821	$ 10,144,203
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	13,549	29,759
Shares issued in reinvestment of distributions	12,400	-
Shares repurchased	(115,961)	(96,197)
Net decrease from capital share transactions	(90,012)	(66,438)

Capital Share Transactions - I Shares
Shares sold	3,901	16,320
Shares issued in reinvestment of distributions	6,738	-
Shares repurchased	(16,706)	(89,103)
Net decrease from capital share transactions	(6,067)	(72,783)

* See accompanying notes which are an integral part of the financial statements.

36

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	Year Ended	Period Ended
	December 31, 2014	December 31, 2013 (a)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 530,716	$ (34,568)
Net realized gain on investment securities	2,285,760	777,742
Net realized gain on affiliated investment securities	(387,369)	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation	798,793	8,442,316
Net increase in net assets resulting from operations	3,227,900	9,185,490

Distributions
From net investment income, Class C	(3,056)	-
From net investment income, Class I	(535,538)	-
From short-term capital gains, Class C	(875)	(16,738)
From short-term capital gains, Class I	(41,026)	(702,745)
From long-term capital gains, Class C	(36,552)	-
From long-term capital gains, Class I	(1,713,876)	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(2,330,923)	(719,483)

Capital Share Transactions - Class C
Proceeds from sale of shares	278,035	1,051,193
Shares issued in reinvestment of dividends	40,483	16,738
Shares redeemed	(223,229)	(231,503)
	95,289	836,428
Capital Share Transactions - Class I
Proceeds from sale of shares	11,754,425	35,779,409
Shares issued in reinvestment of dividends	2,057,011	629,890
Shares redeemed	(4,050,772)	(875,201)
	9,760,664	35,534,098
Net increase in net assets resulting
from capital share transactions	9,855,953	36,370,526

Total increase in net assets	10,752,930	44,836,533

Net Assets
Beginning of year	$ 44,836,533	$ -
End of year	$ 55,589,463	$ 44,836,533
Accumulated undistributed net investment income (loss)	$ 60,636	$ -

Capital Share Transactions - C Shares
Shares sold	20,775	98,633
Shares issued in reinvestment of distributions	3,019	1,279
Shares repurchased	(17,547)	(19,651)
Net increase from capital share transactions	6,247	80,261

Capital Share Transactions - I Shares
Shares sold	884,099	3,342,373
Shares issued in reinvestment of distributions	151,921	47,719
Shares repurchased	(301,678)	(70,185)
Net increase from capital share transactions	734,342	3,319,907

(a) For period January 2, 2013 (commencement of operations) through December 31, 2013.

* See accompanying notes which are an integral part of the financial statements.

37

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (38,320)	$ (65,757)
Net realized gain on investment securities	1,609,392	910,387
Net realized gain on affiliated investment securities	505,344	40,225
Capital gain distributions from investment companies	-	7,777
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation (depreciation)	(151,117)	2,131,834
Net increase in net assets resulting from operations	1,925,299	3,024,466

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	(5,213)	(6,049)
From short-term capital gains, Class I	(74,767)	(82,618)
From long-term capital gains, Class C	(113,722)	(51,790)
From long-term capital gains, Class I	(1,631,094)	(707,298)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(1,824,796)	(847,755)

Capital Share Transactions - Class C
Proceeds from sale of shares	40,425	61,575
Shares issued in reinvestment of dividends	118,935	57,839
Shares redeemed	(69,141)	(443,056)
	90,219	(323,642)
Capital Share Transactions - Class I
Proceeds from sale of shares	1,617,013	3,075,098
Shares issued in reinvestment of dividends	1,675,994	783,624
Shares redeemed	(893,268)	(1,363,252)
	2,399,739	2,495,470
Net increase in net assets resulting
from capital share transactions	2,489,958	2,171,828

Total increase in net assets	2,590,461	4,348,539

Net Assets
Beginning of year	$ 11,927,458	$ 7,578,919
End of year	$ 14,517,919	$ 11,927,458
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	2,813	5,076
Shares issued in reinvestment of distributions	8,882	4,330
Shares repurchased	(4,966)	(38,865)
Net increase (decrease) from capital share transactions	6,729	(29,459)

Capital Share Transactions - I Shares
Shares sold	110,314	243,088
Shares issued in reinvestment of distributions	118,696	56,498
Shares repurchased	(60,923)	(103,662)
Net increase from capital share transactions	168,087	195,924

* See accompanying notes which are an integral part of the financial statements.

38

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (68,875)	$ (120,824)
Net realized gain on investment securities	1,162,646	1,057,721
Net realized gain on affiliated investment securities	507,717	219,851
Capital gain distributions from investment companies	244,607	49,044
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation (depreciation)	(1,115,061)	1,207,438
Net increase in net assets resulting from operations	731,034	2,413,230

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	(200,062)	-
From short-term capital gains, Class I	(88,372)	-
From long-term capital gains, Class C	(1,026,773)	(83,740)
From long-term capital gains, Class I	(453,550)	(39,769)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(1,768,757)	(123,509)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,190,993	437,486
Shares issued in reinvestment of dividends	145,574	11,126
Shares redeemed	(444,479)	(606,448)
	892,088	(157,836)
Capital Share Transactions - Class I
Proceeds from sale of shares	134,075	458,463
Shares issued in reinvestment of dividends	61,306	6,112
Shares redeemed	(77,985)	(872,384)
	117,396	(407,809)
Net increase (decrease) in net assets resulting
from capital share transactions	1,009,484	(565,645)

Total increase (decrease) in net assets	(28,239)	1,724,076

Net Assets
Beginning of year	$ 10,175,525	$ 8,451,449
End of year	$ 10,147,286	$ 10,175,525
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	173,013	69,827
Shares issued in reinvestment of distributions	23,864	1,676
Shares repurchased	(63,409)	(105,095)
Net increase (decrease) from capital share transactions	133,468	(33,592)

Capital Share Transactions - I Shares
Shares sold	18,399	71,249
Shares issued in reinvestment of distributions	9,359	874
Shares repurchased	(10,250)	(143,006)
Net increase (decrease) from capital share transactions	17,508	(70,883)

* See accompanying notes which are an integral part of the financial statements.

39

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 8.08	$ 8.98	$ 8.97	$ 8.93	$ 8.62

Income from investment operations
Net investment income (a)	0.27	0.26	0.31	0.33	0.38
Net realized and unrealized gain (loss)	0.60	(0.56)	0.30	0.31	0.53
Total from investment operations	0.87	(0.30)	0.61	0.64	0.91

Less Distributions to shareholders:
From net investment income	(0.49)	(0.35)	(0.60)	(0.55)	(0.38)
From net realized gain	(0.03)	-	-	-	-
From return of capital	(0.06)	(0.25)	-	(0.05)	(0.22)
Total distributions	(0.58)	(0.60)	(0.60)	(0.60)	(0.60)

Net asset value, end of period	$ 8.37	$ 8.08	$ 8.98	$ 8.97	$ 8.93

Total Return (b)	10.92%	(3.51)%	6.84%	7.40%	10.86%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 13,817	$ 12,601	$ 14,300	$ 13,131	$ 12,485
Ratio of expenses to average net assets (c)	1.95%	1.95%	2.00%	1.97%	1.97%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.95%	1.95%	2.01%	1.98%	1.98%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.23%	3.00%	3.42%	3.65%	4.34%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.23%	3.00%	3.41%	3.65%	4.34%
Portfolio turnover rate	104.56%	122.34%	116.25%	57.56%	53.48%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

40

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 13.91	$ 10.58	$ 9.35	$ 10.16	$ 9.11

Income from investment operations
Net investment income (loss) (a)	(0.12)	(0.09)	(0.09)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	1.04	3.42	1.32	(0.74)	1.13
Total from investment operations	0.92	3.33	1.23	(0.81)	1.05

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(1.01)	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(1.01)	-	-	-	-

Net asset value, end of period	$ 13.82	$ 13.91	$ 10.58	$ 9.35	$ 10.16

Total Return (b)	6.49%	31.47%	13.16%	(7.97)%	11.53%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,666	$ 7,961	$ 6,757	$ 6,384	$ 7,820
Ratio of expenses to average net assets (c)	2.59%	2.54%	2.60%	2.54%	2.53%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.59%	2.54%	2.60%	2.54%	2.53%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.85)%	(0.70)%	(0.92)%	(0.66)%	(0.86)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.85)%	(0.70)%	(0.92)%	(0.66)%	(0.86)%
Portfolio turnover rate	44.68%	28.54%	38.66%	64.54%	45.73%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

41

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora/Thelen Small-Mid Cap Fund
	Year Ended	Period Ended
CLASS C SHARES	12/31/2014	12/31/2013 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 13.07	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.03	(0.11)
Net realized and unrealized gain	0.69	3.39
Total from investment operations	0.72	3.28

Less Distributions to shareholders:
From net investment income	(0.04)	-
From net realized gain	(0.45)	(0.21)
From return of capital	-	-
Total distributions	(0.49)	(0.21)

Net asset value, end of period	$ 13.30	$ 13.07

Total Return (b)	5.44%	32.84%	(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,150	$ 1,049
Ratio of expenses to average net assets (c)	2.10%	2.18%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.10%	2.18%	(e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.25%	(0.94)%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.25%	(0.94)%	(e)
Portfolio turnover rate	63.63%	46.72%	(f)

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

42

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora MicroCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 13.48	$ 10.78	$ 10.05	$ 12.68	$ 9.74

Income from investment operations
Net investment loss (a)	(0.16)	(0.20)	(0.17)	(0.27)	(0.27)
Net realized and unrealized gain (loss)	2.19	3.96	1.60	(1.44)	3.70
Total from investment operations	2.03	3.76	1.43	(1.71)	3.43

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)
Total distributions	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)

Net asset value, end of period	$ 13.41	$ 13.48	$ 10.78	$ 10.05	$ 12.68

Total Return (b)	15.11%	35.00%	14.27%	(13.51)%	35.19%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 878	$ 791	$ 950	$ 863	$ 1,115
Ratio of expenses to average net assets (c)	2.46%	2.58%	2.87%	2.78%	3.13%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.46%	2.58%	2.87%	2.78%	3.13%
Ratio of net investment income (loss) to
average net assets (c)	(1.13)%	(1.61)%	(1.57)%	(2.22)%	(2.44)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(1.13)%	(1.61)%	(1.57)%	(2.22)%	(2.44)%
Portfolio turnover rate	34.39%	23.02%	27.30%	11.42%	36.36%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

43

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Special Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 6.70	$ 5.21	$ 4.33	$ 5.04	$ 4.46

Income from investment operations
Net investment loss (a)	(0.06)	(0.10)	(0.06)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	0.51	1.67	0.94	(0.70)	0.65
Total from investment operations	0.45	1.57	0.88	(0.71)	0.58

Less Distributions to shareholders:
From net investment income	-	-	- (b)	-	-
From net realized gain	(1.11)	(0.08)	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(1.11)	(0.08)	-	-	-

Net asset value, end of period	$ 6.04	$ 6.70	$ 5.21	$ 4.33	$ 5.04

Total Return (c)	6.54%	30.21%	20.40%	(14.09)%	13.00%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,921	$ 6,784	$ 5,452	$ 4,878	$ 5,615
Ratio of expenses to average net assets (d)	2.52%	2.59%	2.70%	2.61%	2.64%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.52%	2.59%	2.70%	2.61%	2.64%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.85)%	(1.54)%	(1.25)%	(0.10)%	(1.45)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.85)%	(1.54)%	(1.25)%	(0.10)%	(1.45)%
Portfolio turnover rate	145.11%	113.99%	124.71%	99.12%	97.02%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

44

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 8.12	$ 8.98	$ 8.98	$ 8.95	$ 8.65

Income from investment operations
Net investment income (a)	0.33	0.32	0.34	0.35	0.40
Net realized and unrealized gain (loss)	0.60	(0.55)	0.29	0.31	0.52
Total from investment operations	0.93	(0.23)	0.63	0.66	0.92

Less Distributions to shareholders:
From net investment income	(0.52)	(0.36)	(0.63)	(0.58)	(0.40)
From net realized gain	(0.03)	-	-	-	-
From return of capital	(0.06)	(0.27)	-	(0.05)	(0.22)
Total distributions	(0.61)	(0.63)	(0.63)	(0.63)	(0.62)

Net asset value, end of period	$ 8.44	$ 8.12	$ 8.98	$ 8.98	$ 8.95

Total Return (b)	11.64%	(2.71)%	7.19%	7.62%	11.07%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,574	$ 9,682	$ 9,161	$ 7,249	$ 6,756
Ratio of expenses to average net assets (c)	1.28%	1.29%	1.75%	1.72%	1.72%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.46%	1.45%	1.76%	1.73%	1.73%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.88%	3.71%	3.74%	3.88%	4.54%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.70%	3.55%	3.73%	3.88%	4.54%
Portfolio turnover rate	104.56%	122.34%	116.25%	57.56%	53.48%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

45

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 14.52	$ 10.96	$ 9.64	$ 10.42	$ 9.30

Income from investment operations
Net investment income (loss) (a)	(0.02)	0.01	(0.04)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	1.09	3.55	1.36	(0.76)	1.15
Total from investment operations	1.07	3.56	1.32	(0.78)	1.12

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(1.01)	-	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(1.01)	-	-	-	-

Net asset value, end of period	$ 14.58	$ 14.52	$ 10.96	$ 9.64	$ 10.42

Total Return (b)	7.25%	32.48%	13.69%	(7.49)%	12.04%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,105	$ 2,183	$ 2,446	$ 2,493	$ 2,876
Ratio of expenses to average net assets (c)	1.84%	1.79%	2.10%	2.04%	2.03%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.84%	1.79%	2.10%	2.04%	2.03%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.11)%	0.09%	(0.43)%	(0.17)%	(0.34)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.11)%	0.09%	(0.43)%	(0.17)%	(0.34)%
Portfolio turnover rate	44.68%	28.54%	38.66%	64.54%	45.73%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

46

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora/Thelen Small-Mid Cap Fund
	Year Ended	Period Ended
CLASS I SHARES	12/31/2014	12/31/2013 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 13.19	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.14	(0.01)
Net realized and unrealized gain	0.69	3.41
Total from investment operations	0.83	3.40

Less Distributions to shareholders:
From net investment income	(0.14)	-
From net realized gain	(0.45)	(0.21)
From return of capital	-	-
Total distributions	(0.59)	(0.21)

Net asset value, end of period	$ 13.43	$ 13.19

Total Return (b)	6.22%	34.04%	(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 54,439	$ 43,787
Ratio of expenses to average net assets (c)	1.32%	1.39%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.32%	1.46%	(e)
Ratio of net investment income (loss) to
average net assets (c) (d)	1.07%	(0.09)%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	1.07%	(0.17)%	(e)
Portfolio turnover rate	63.63%	46.72%	(f)

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

47

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora MicroCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 13.99	$ 11.05	$ 10.23	$ 12.83	$ 9.80

Income from investment operations
Net investment loss (a)	(0.04)	(0.08)	(0.12)	(0.21)	(0.22)
Net realized and unrealized gain (loss)	2.30	4.08	1.64	(1.47)	3.74
Total from investment operations	2.26	4.00	1.52	(1.68)	3.52

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)
Total distributions	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)

Net asset value, end of period	$ 14.15	$ 13.99	$ 11.05	$ 10.23	$ 12.83

Total Return (b)	16.21%	36.32%	14.89%	(13.13)%	35.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 13,640	$ 11,136	$ 6,629	$ 5,164	$ 4,865
Ratio of expenses to average net assets (c)	1.60%	1.60%	2.37%	2.28%	2.61%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.71%	1.83%	2.37%	2.28%	2.61%
Ratio of net investment income (loss) to
average net assets (c)	(0.25)%	(0.58)%	(1.03)%	(1.69)%	(1.99)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(0.36)%	(0.81)%	(1.03)%	(1.69)%	(1.99)%
Portfolio turnover rate	34.39%	23.02%	27.30%	11.42%	36.36%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

48

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Special Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 7.06	$ 5.44	$ 4.50	$ 5.21	$ 4.58

Income from investment operations
Net investment income (loss) (a)	(0.01)	(0.05)	(0.04)	0.02	(0.05)
Net realized and unrealized gain (loss)	0.54	1.75	0.98	(0.73)	0.68
Total from investment operations	0.53	1.70	0.94	(0.71)	0.63

Less Distributions to shareholders:
From net investment income	-	-	- (b)	-	-
From net realized gain	(1.11)	(0.08)	-	-	-
From return of capital	-	-	-	-	-
Total distributions	(1.11)	(0.08)	-	-	-

Paid in capital from redemption fees

Net asset value, end of period	$ 6.48	$ 7.06	$ 5.44	$ 4.50	$ 5.21

Total Return (c)	7.33%	31.32%	20.97%	(13.63)%	13.76%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,226	$ 3,392	$ 2,999	$ 2,763	$ 3,644
Ratio of expenses to average net assets (d)	1.77%	1.84%	2.20%	2.11%	2.15%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.77%	1.84%	2.20%	2.11%	2.15%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.13)%	(0.76)%	(0.75)%	0.34%	(0.96)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.13)%	(0.76)%	(0.75)%	0.34%	(0.96)%
Portfolio turnover rate	145.11%	113.99%	124.71%	99.12%	97.02%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

49

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

December 31, 2014

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Equity Fund’s investment objective is obtaining a high total return, through a combination of income and capital appreciation in the value of its shares. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation. The MicroCap Fund’s investment objective is to obtain capital appreciation. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act. The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class I (formerly Class D). Class C and Class I shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class C shares are a no-load share class. Class I shares are offered continuously at net asset value. Class C shares are subject to distribution and shareholder service fees. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

50

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the year ended December 31, 2014, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the year ended December 31, 2014, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Equity Fund, Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

51

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

At December 31, 2014 the following reclassifications were made:

	Undistributed Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Capital
Income Fund	$ 865,431	$ (102,060)	$ (763,371)
Equity Fund	$ 64,010	$ 1,200	$ (65,210)
Small-Mid Cap Fund	$ 68,514	$ (67,387)	$ (1,127)
MicroCap Fund	$ 38,320	$ (38,320)	$ -
Special Opportunity Fund	$ 68,875	$ (68,875)	$ -

Other - The Funds follow industry practice and record security transactions based on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

52

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stock including real estate investment trusts, preferred shares, convertible preferred shares, closed-end funds, traditional preferred securities, investment companies, rights, and corporate bond trust certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

53

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of December 31, 2014:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 6,837,389	$ -	$ -	$ 6,837,389
Traditional Preferred	2,868,691	-	-	2,868,691
Investment Companies	8,881,545	-	-	8,881,545
REIT Senior Securities	4,649,680	-	-	4,649,680
Money Market Fund	1,796,958	-	-	1,796,958
Total	$ 25,034,264	$ -	$ -	$ 25,034,264

Ancora Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,059,305	$ -	$ -	$ 7,059,305
Investment Companies	1,609,650	-	-	1,609,650
Money Market Fund	91,211	-	-	91,211
Total	$ 8,760,166	$ -	$ -	$ 8,760,166

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 55,836,007	$ -	$ -	$ 55,836,007
Total	$ 55,836,007	$ -	$ -	$ 55,836,007

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,152,930	$ -	$ -	$ 13,152,930
Money Market Fund	1,313,607	-	-	1,313,607
Total	$ 14,466,537	$ -	$ -	$ 14,466,537

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,684,151	$248,000	$ -	$ 6,932,151
Direct Trust Certificates	495,245	-	-	495,245
Investment Companies	2,849,120	-	-	2,849,120
Total	$ 10,028,516	$248,000	$ -	$ 10,276,516

* The Funds did not hold any Level 3 assets during the year ended December 31, 2014. For more detail on the investments in securities please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the year ended December 31, 2014.

The following is a schedule of transfers out of Level 1 and into Level 2 for the Special Opportunities Fund:

Description	Transfer out of Level 1 *	Transfers into Level 2 *
Stephan Co.	$ 248,000	$ 248,000

* The amount of transfers in and out are reflected at the securities' fair value at the end of the period.

54

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the year ended December 31, 2014:

Ancora/Thelen Small-Mid Cap Fund

Autobytel, Inc.	Investments
Balance Beginning at December 31, 2013	$ -
Net Realized Gain/(Loss) on Sale of Investments	(387,370)
Net Change in Unrealized Depreciation on Investments Held at Year End	(149,171)
Net Purchases	1,708,537
Net Sales	(463,398)
Balance End at December 31, 2014	$ 708,598

Farmers National Banc Corp.	Investments
Balance Beginning at December 31, 2013	$ -
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	85,498
Net Purchases	388,423
Net Sales	-
Balance End at December 31, 2014	$ 473,921

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2013	$ 60,750
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	(3,750)
Net Purchases	-
Net Sales	-
Balance End at December 31, 2014	$ 57,000

Lakeland Industries, Inc. *	Investments
Balance Beginning at December 31, 2013	$ 287,885
Net Realized Gain/(Loss) on Sale of Investments	505,344
Net Change in Unrealized Appreciation on Investments Held at Year End	60,087
Net Purchases	261,652
Net Sales	(834,336)
Balance End at December 31, 2014	$ 280,632

LNB Bancorp	Investments
Balance Beginning at December 31, 2013	$ 100,300
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	80,000
Net Purchases	-
Net Sales	-
Balance End at December 31, 2014	$ 180,300

Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2013	$ 1,012,500
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	(62,500)
Net Purchases	-
Net Sales	-
Balance End at December 31, 2014	$ 950,000
55

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

Lakeland Industries, Inc. *	Investments
Balance Beginning at December 31, 2013	$ 526,000
Net Realized Gain/(Loss) on Sale of Investments	507,717
Net Change in Unrealized Appreciation on Investments Held at Year End	901
Net Purchases	261,936
Net Sales	(1,015,454)
Balance End at December 31, 2014	$ 281,100

Stephan Co.	Investments
Balance Beginning at December 31, 2013	$ 182,900
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	59,047
Net Purchases	6,053
Net Sales	-
Balance End at December 31, 2014	$ 248,000

* Not affiliated at December 31, 2014.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments. As an affiliated member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions. As compensation for management services, the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. For the year ended December 31, 2014, the Advisor earned fees of $249,088 from the Income Fund, $94,152 from the Equity Fund, $505,174 from the Small-Mid Cap Fund, $124,099 from the MicroCap Fund, and $111,639 from the Special Opportunity Fund. At December 31, 2014, payables to the Advisor were $19,598, $7,610, $46,508, $10,689, and $9,556 for the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.285% for Class I shares until at least April 30, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2014, the Advisor waived management fees of $19,780 for the Income Fund Class I shares. These waivers may be discontinued at any time. As of January 1, 2013 the Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares until at least April 30, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2014, the Advisor did not waive

56

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

any management fees for the Small-Mid Cap Fund Class I shares. These waivers may be discontinued at any time. As of January 1, 2013 the Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until at least April 30, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2014, the Advisor waived management fees of $13,022 for the MicroCap Fund Class I shares. These waivers may be discontinued at any time. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized. The principal activities for which payments will be made include (i) compensation of securities dealers (including America Northcoast Securities, Inc.) and others for distribution services and (ii) advertising. In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including America Northcoast Securities, Inc.) or other services. Richard A. Barone, Chairman of the Trust and controlling shareholder of Arch Eagle Group, Inc., the parent company of America Northcoast Securities, Inc., has an indirect financial interest in the operation of the Plan.

For the year ended December 31, 2014, the fees earned and payable were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at December 31, 2014
Income Fund
Class C	0.50%	$ 67,315	$ 5,541

Equity Fund
Class C	0.75%	$ 54,116	$ 5,094

Small-Mid Cap Fund
Class C	0.75%	$ 8,697	$ 1,671

MicroCap Fund
Class C	0.75%	$ 6,170	$ 2,614

Special Opportunity Fund
Class C	0.75%	$ 56,521	$ 5,723

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly. Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the

57

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations. For the year ended December 31, 2014, The Ancora Group, Inc. earned $24,909 from the Income Fund, $9,416 from the Equity Fund, $50,517 from the Small-Mid Cap Fund, $12,410 from the MicroCap Fund, and $11,164 from the Special Opportunity Fund. As of December 31, 2014, The Ancora Group, Inc. was owed $2,117, $761, $4,651, $1,129, and $956 by the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through America Northcoast Securities, Inc., if, in the Advisor’s judgment, the use of America Northcoast Securities, Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, America Northcoast Securities, Inc. charges the Funds a commission rate consistent with those charged by America Northcoast Securities, Inc. to comparable unaffiliated customers in similar transactions. For the year ended December 31, 2014, America Northcoast Securities, Inc. received commissions on security transactions of $46,315 for the Income Fund, $5,403 for the Equity Fund, $5,766 for the Small-Mid Cap Fund, $1,766 for the MicroCap Fund, and $46,654 for the Special Opportunity Fund.

The Trust retains America Northcoast Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares. The Distributor is an affiliate of the Adviser and serves without compensation for distribution services other than fees paid to America Northcoast Securities, Inc. under the 12b-1 Plan.

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the year ended December 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$24,277,791	$4,078,570	$40,949,518	$ 4,424,988	$ 14,489,697

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$24,288,384	$5,961,095	$31,594,384	$ 4,056,750	$ 14,043,373
58

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

At December 31, 2014, the costs of securities for federal income tax purposes were $24,815,395, $5,893,367, $47,013,802, $11,848,988, and $9,426,530 for the Income Fund, Equity Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund respectively.

As of December 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 741,803	$ 3,063,502	$10,448,713	$ 3,961,976	$ 1,829,433
Gross (Depreciation)	(522,934)	(194,503)	(1,626,508)	(1,344,427)	(979,447)
Net Appreciation on Investments	$ 218,869	$ 2,868,999	$ 8,822,205	$ 2,617,549	$ 849,986

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2014 is as follows:

	Income Fund Class C	Income Fund Class I	Equity Fund Class C	Equity Fund Class I
Ordinary income	$ 786,350	$ 707,983	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	43,943	37,366	471,417	136,257
Return of capital	91,421	77,740	-	-
	$ 921,714	$ 823,089	$ 471,417	$ 136,257

	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I	MicroCap Fund Class C	MicroCap Fund Class I
Ordinary income	$ 3,056	$ 535,538	$ -	$ -
Short-term capital gain	875	41,026	5,213	74,767
Long-term capital gain	36,552	1,713,876	113,722	1,631,094
Return of capital	-	-	-	-
	$ 40,483	$ 2,290,440	$ 118,935	$ 1,705,861

	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -
Short-term capital gain	200,062	88,372
Long-term capital gain	1,026,773	453,550
Return of capital	-	-
	$ 1,226,835	$ 541,922

59

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

The tax character of distributions paid during the year ended December 31, 2013 is as follows:

	Income Fund Class C	Income Fund Class I	Equity Fund Class C	Equity Fund Class I
Ordinary income	$ 542,852	$ 431,256	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	400,955	318,530	-	-
	$ 943,807	$ 749,786	$ -	$ -

	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I	MicroCap Fund Class C	MicroCap Fund Class I
Ordinary income	$ 16,738	$ 702,745	$ 6,049	$ 82,618
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	51,790	707,298
Return of capital	-	-	-	-
	$ 16,738	$ 702,745	$ 57,839	$ 789,916

	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -
Short-term capital gain	-	-
Long-term capital gain	83,740	39,769
Return of capital	-	-
	$ 83,740	$ 39,769

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31, of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of December 31, 2014, the Small-Mid Cap Fund elected to defer $144,175 of Post-October Capital Losses.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Equity Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income	$ -	$ -	$ 60,636	$ -	$ -
Accumulated undistributed capital gain (capital loss carry forward)	-	195,978	499,843	411,097	257,590
Unrealized appreciation (depreciation)	218,869	2,868,999	8,822,205	2,617,549	849,986
	$218,869	$3,064,977	$9,382,684	$3,028,646	$ 1,107,576

60

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

NOTE 7. CAPITAL LOSS CARRYFORWARDS

During the year ended December 31, 2014, the Income Fund utilized $512,900 of its capital loss carryforward, and the Equity Fund utilized $711,842 of its capital loss carryforward.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2014, Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	93.60%
Equity Fund	94.75%
Small-Mid Cap Fund	64.54%
MicroCap Fund	89.59%
Special Opportunity Fund	97.82%

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

61

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner: (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

ADVISORY RENEWAL AGREEMENT (UNAUDITED)

At a Board meeting held on August 18, 2014, the continuation, for an additional year, of the Management Agreement dated November 1, 2006 between the Funds and Ancora Advisors, LLC (the “Advisor”) was voted on.

In order to fulfill their fiduciary duties pursuant to Section 15 of the 1940 Act, the Trustees reviewed the Management Agreement between the Trust and the Advisor pursuant to which the Advisor provides investment advisory services to each of the Funds. The Board was provided a copy of the Management Agreement and a memorandum of counsel to the Trust outlining the duties of the Board with respect to approval of continuation of the Management Agreement. The Advisor also presented the Board with materials showing management fees paid by comparable funds.

In determining whether to approve the continuation of the Management Agreement, the Board, including the Interested Trustees, considered the fairness and reasonableness of the terms of the Agreement with respect to each Fund. The Board considered the factors discussed below, among others. No single factor determined whether the Board approved the continuation of the Agreement. Instead, the Board made its decision based on a totality of the circumstances.

Nature, Extent and Quality of Services. The Board concluded that the Advisor has a high level of expertise in managing assets of the type held by the Funds and that the services that have been provided by the Advisor to the Funds are of high quality. The Board noted in particular the high quality of the Advisor’s management working on Fund matters.

62

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

With respect to Ancora Income Fund, the Board considered that the Fund is actively managed compared to other income funds. The Board also noted that the Advisor seeks to obtain better results than a typical income fund might expect by diligently seeking out convertible securities and closed-end funds that become available at a price lower than their underlying value. With respect to Ancora/Thelen Small-Mid Cap Fund, Ancora Equity Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund, the Board considered that these Funds are actively managed. With respect to the Ancora/Thelen Small-Mid Cap Fund and the MicroCap Fund, the Board noted that the Advisor and Portfolio Managers have considerable experience and a very positive reputation with respect to investing in such stocks.

The Board also noted the benefit to the Funds of the research capabilities and professional expertise of the Ancora organization as a whole.

Comparisons. The Board also reviewed information regarding management fees charged by advisers to other smaller funds. This chart showed that the 1.0% management fee charged to the Funds is equal to or below the fees paid by many other comparably sized funds. In light of these comparisons, the Board concluded that the terms of the Agreement are fair and reasonable. The Board also noted that the Advisor does not benefit from any “soft dollar” or similar arrangements with respect to the Funds.

The Board also considered the management fee waivers for the Small-Mid Cap Fund, Income Fund and MicroCap Fund.

Investment Performance. The Board also discussed the investment performance of the Funds for various periods since inception, including Morningstar ratings. Overall, the Board determined that the performance of the Funds has been satisfactory.

Cost and Profitability. The Board also considered the profitability of the Agreement to the Advisor. The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Agreement will be particularly profitable to the Advisor. The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services performed by the Advisor.

Economies of Scale. The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized. Currently, the fee structure provides for a flat percentage rate. Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor. At such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced. The Board noted that any such discussion was premature at this time since assets would have to grow substantially above current levels before economies of scale would be realized for the Advisor. Again, the management fee waiver discussed above was considered.

63

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2014

Other Factors. The Board also noted that the Management Agreement is terminable by either party on 60 days notice. The Board noted that, under the requirements of the 1940 Act, it would regularly review the terms of the Agreement in light of changing conditions and seek to amend or terminate the Agreement as necessary.

After its consideration of the above, the Board concluded that the terms of the Management Agreement are fair and reasonable and in the best interests of each Fund and its respective shareholders.

64

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014
Actual
Class C	$1,000.00	$1,007.11	$9.81
Class I	$1,000.00	$1,011.19	$6.51
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.43	$9.86
Class I	$1,000.00	$1,018.73	$6.54
*Expenses are equal to the Fund’s annualized expense ratio of 1.94% and 1.285%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
65

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014
Actual
Class C	$1,000.00	$1,000.90	$12.91
Class I	$1,000.00	$1,004.73	$9.15
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.30	$12.98
Class I	$1,000.00	$1,016.08	$9.20
* Expenses are equal to the Fund’s annualized expense ratio of 2.56% and 1.81%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora/Thelen Small Mid-Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014
Actual
Class C	$1,000.00	$1,008.11	$10.38
Class I	$1,000.00	$1,011.58	$6.59
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.87	$10.41
Class I	$1,000.00	$1,018.65	$6.61
* Expenses are equal to the Fund’s annualized expense ratio of 2.05% and 1.30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014
Actual
Class C	$1,000.00	$1,095.82	$12.84
Class I	$1,000.00	$1,100.75	$8.47
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.96	$12.33
Class I	$1,000.00	$1,017.14	$8.13
* Expenses are equal to the Fund’s annualized expense ratio of 2.43% and 1.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014
Actual
Class C	$1,000.00	$991.45	$12.45
Class I	$1,000.00	$994.42	$8.70
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.70	$12.58
Class I	$1,000.00	$1,016.48	$8.79
* Expenses are equal to the Fund’s annualized expense ratio of 2.48% and 1.73%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

66

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal 7380 Sherman Road Cleveland, OH 44026	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
67

Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
200 North Folk Dr., Bentleyville, OH 44022 79		November 15, 2003

Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
67

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) from 1976 to the present.	5	None.
2181 Enterprise Parkway Twinsburg, OH 44087 60

Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003	Portfolio Manager of the Ancora Funds since 2004; Chairman Emeritus, Director and Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group, Inc. since 2002; Chairman and Director of America Northcoast Securities, Inc. since 2000; Chairman Emeritus and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.	5	The Stephen Company (TSC) Mace Security International (MACE)
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124
72

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

67

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

(CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 36	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc. until 2013; Director of Compliance of Ancora Capital Inc until 2013; Director of Compliance of The Ancora Group Inc.	5	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 41.	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc. until 2013; Chief Financial Officer and Director of Ancora Capital Inc. until 2013; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	5	None.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

68

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

Frank DeFino

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

America Northcoast Securities, Inc.

2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by America Northcoast Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:

The Code of Ethics was updated in August 2008 to comply with updated Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant Ancora Securities

FY 2014 $ 51,750 $ N/A

FY 2013 $ 48,750 $ N/A

(b)

Audit-Related Fees

Registrant Adviser

FY 2014 $ 0 $ N/A

FY 2013 $ 0 $ N/A

Nature of the fees:

Consent estimate.

(c)

Tax Fees

Registrant Adviser

FY 2014 $ 12,500.00 $ N/A

FY 2013 $ 10,850.00 $ N/A

Nature of the fees:

1120-RIC estimate per engagement letter.

(d)

All Other Fees

Registrant Adviser

FY 2014 $ N/A $ N/A

FY 2013 $ N/A $ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

Registrant Adviser

Audit-Related Fees: N/A  % N/A %

Tax Fees: N/A  % N/A %

All Other Fees: N/A  % N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant Adviser

FY 2014 $ N/A $ N/A

FY 2013 $ N/A $ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:  Exhibits

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: March 10, 2014